RETAIL SHARES | EDGEWOOD GROWTH FUND
EDGEWOOD GROWTH FUND -- RETAIL SHARES
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		RETAIL SHARES EDGEWOOD GROWTH FUND
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Shareholders Servicing Fee		0.14%
Other Operating Expenses		0.13%
Other Expenses		1.52%
Less Fee Reductions and/or Expense Reimbursements		(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.39%
[1]	The Adviser has contractually agreed to waive its fees and reimburse expenses in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an amount equal to the sum of the Management Fees, Distribution (12b-1) Fees and shareholder servicing fees until February 28, 2014. This Expense Limitation Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RETAIL SHARES EDGEWOOD GROWTH FUND	142	468	817	1,801

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is non-diversified and primarily invests in a core group of 15-35 equity securities, including both common stocks and sponsored American Depositary Receipts ("ADRs"). The Fund is flexibly managed, with the ability to invest in equity securities of a smaller number of issuers and/or industry sectors than diversified mutual funds. The Fund focuses on U.S. companies that Adviser believes are quality companies with stock that offer the potential for future price appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies possessing fundamentally strong market positions in growing industries, exceptional earnings power, and consistency of earnings performance, with a particular focus on growing companies experiencing superior rates of return over varying economic cycles. Investment decisions are based upon a fundamental analysis that emphasizes company-specific research. The goal of the process is to invest in growth companies in both established and growing industries that display the following characteristics: a record of consistent earnings power; an earnings growth rate in excess of the S&P 500 Growth Index; a dominant market position or proven strength; attractive fundamental financial valuation; superior management; management/insider ownership; and an industry growth rate in excess of the growth of gross domestic product ("GDP"). The Fund's investments are expected to have a bias toward larger capitalization issuers (those with market capitalizations in excess of $10 billion), but the Fund may also invest in small-capitalization (between $100 million and $4 billion) and medium-capitalization (between $4 billion and $10 billion) companies.

The Fund intends to buy and hold securities for the long-term and seeks to keep moderate portfolio turnover. However, the Adviser may sell a security in response to deterioration in a company's business prospects, performance or financial strength, when the security's price is no longer justifiable or if the security demonstrates earnings disappointments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Retail Shares' performance from year to year and by showing how the Fund's Retail Shares' average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.edgewoodfunds.com or by calling 1-800-791-4226.

BEST QUARTER	WORST QUARTER
18.97%	(26.89)%
(09/30/2010)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns RETAIL SHARES	Label	1 Year	5 Years	Since Inception	Inception Date
EDGEWOOD GROWTH FUND	FUND RETURN BEFORE TAXES	18.64%	1.59%	4.80%	Feb. 28, 2006
EDGEWOOD GROWTH FUND After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	18.64%	1.59%	4.74%	Feb. 28, 2006
EDGEWOOD GROWTH FUND After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	12.11%	1.36%	4.13%	Feb. 28, 2006
EDGEWOOD GROWTH FUND S&P 500 GROWTH INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 GROWTH INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	14.61%	3.39%	5.11%	Feb. 28, 2006